FINANCIAL OBLIGATIONS - Interest expense information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expenses [Abstract]
Checking accounts	$ (253,043)	$ (159,114)	$ (62,378)
Savings accounts	(5,953,426)	(3,555,844)	(875,439)
Time deposits	(9,944,424)	(4,040,232)	(1,700,128)
Interest of the derivative designated as the hedging instrument	(63,333)	(1,242)
Interest expense on deposits from customers	(16,214,226)	(7,756,432)	(2,637,945)
Financial obligations [Abstract]
Interbank borrowings and overnight funds	(1,856,263)	(678,114)	(162,455)
Borrowings from banks and similar	(1,601,927)	(739,803)	(401,742)
Leases contracts	(208,781)	(147,330)
Bonds issued	(2,159,948)	(2,092,843)	(1,368,660)
Borrowing from development entities	(591,285)	(249,873)	(90,028)
Total Financial obligations	(6,418,204)	(3,907,963)	(2,022,885)
Total interest expense	$ (22,632,430)	$ (11,664,395)	$ (4,660,830)